STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)					1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 11, 2024	Sep. 08, 2023	Aug. 06, 2023	May 06, 2020	Dec. 18, 2023	Oct. 26, 2023	Jun. 29, 2022	Jan. 31, 2022	Dec. 29, 2020	May 31, 2018	Feb. 28, 2015	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Nov. 10, 2021	Jul. 06, 2021	Jul. 06, 2020
Preferred stock share authorized												100,000,000		100,000,000		100,000,000
Common stock, authorized												15,000,000,000		15,000,000,000		4,500,000,000	4,500,000,000
Expenses																$ 416,000	$ 7,283,276
Common stock, issued												6,336,839,165		6,336,839,165		2,456,634,910	1,256,900,534
Common stock, outstanding												6,336,839,165		6,336,839,165		2,456,634,910	1,256,900,534
Loss on extinguishment												$ 475,485	$ 0	$ 843,401	$ 332,530	$ 632,220	$ (2,248,092)
Subscription payable												3,265		$ 3,265		$ 3,265
Common stock issued for conversion of debt														1,238,125,017	466,848,487	1,140,904,043	333,871,496
Common stock value												6,336,839		$ 6,336,839		$ 2,456,635	$ 1,256,901
Principal, interest, penalties and fees														$ 1,324,419	$ 542,324	$ 846,479	1,076,782
Common stock issued in exchange legal libilities														1,000,000		1,000,000
Derivative liabilities												5,817,119		$ 5,817,119		$ 9,827,723	$ 4,822,398
Common stock value														501,892	804,088
Convertible notes payable												$ 508,553		$ 508,553		$ 508,553
Common stock, par value												$ 0.001		$ 0.001		$ 0.001	$ 0.001
Accounts payable																		$ 68,025
Statement of operations												$ (1,241,469)	$ (241,484)	$ (2,470,522)	(1,858,802)	$ (4,382,042)	$ (13,929,629)
Ownership percentage							10.00%
Consultant fee	$ 1,062,873
Compensation for consultant services				$ 250,000
Deficiency from net sales proceeds from sales of the shares																185,000
Late Fes																16,000
Installment payment																$ 20,000
After January 17, 2024
Common stock, authorized																15,000,000,000
Fire [Member]
Derivative liabilities																$ 9,827,723
Opening price														110.00%		110.00%
Warrant issued considered as dervative liabilities														$ 30,557		$ 40,817
Conversion Of Debt Member
Loss on extinguishment																632,220	363,112
Common stock value																$ 1,206,188	1,439,894
Gain on debt extinguishment														$ 810,971	332,530
Consultant Member
Bonus for service rendered						325,000,000
Holly wood Rivera, LLC and HRS Mobile LLC ("HRS")
Common stock, issued												3,096,181		3,096,181		3,096,181
TPT Global Tech Inc [Member]
Statement of operations														$ 4,000	6,819
Warrant purchase								18,116,666
Warrant to purchase per share								$ 0.015
InnovaQor Inc [Member]
Non-controlling interest ownership														0.00%		0.00%
IST [Member]
Non-controlling interest ownership																0.00%
Board Member | Common Stock Issued for Services[Member]
Expenses			$ 1,100		$ 800
Conversion of stock			1,000,000		2,000,000
Board of Directors Member | Common Stock Issued for Services[Member]
Shares Granted		52,830,333
Capital raising fee		$ 75,000
TPTW Member
cash																$ 75,000
Expenses																$ 85,628
Shares issue during the period																52,830,333
TPT Speed Connect [Member]
Statement of operations														$ 3,085
Net income														14.00%
Director Member
Vested number of share																3,000,000
Expenses																$ 42,600
QuikLAB [Member]
Statement of operations														$ 0	$ 12
Investment												$ 470,000		470,000		470,000
Investor investment														10,000		10,000
Reclassified to an accounts payable														$ 60,000		$ 60,000
Owning percentage														20.00%		20.00%
Ownership percentage														80.00%		80.00%
TPT Asia [Member]
Non-controlling interest ownership														78.00%		78.00%
Aire Fitness
Non-controlling interest ownership														75.00%
Michael A Littman Atty [Member]
Number of share issue									7,500,000
InnovaQor, Air Fitness,TPT Asia and IST
Statement of operations																$ 11,376	$ 5,380
Agreement to Convert Debt [Member]
Principal amount																$ 2,397,329
Michael Murphy [Member]
Principal amount												$ 3,296,037		$ 3,296,037
Mr. Foreman [Member]
Statement of operations														100,000
Consultant fee														7,500
Compensation for consultant services														$ 500,000
Mr Jones [Member]
Average market per share														$ 5.00
Statement of operations														$ 378,000
Compensation for consultant services														$ 375,000
Series G Preferred shares
Preferred stock share authorized												8,000,000		8,000,000
Cumulative Annual Dividends rate														4.00%
Average market per share														$ 5.00
Divided rate per share														5.00
Accrued unpaid dividends rate per shares														$ 5.00
Series A Preferred Stock
Preferred stock share authorized																4,500,000,000
Preferred stock, authorized												1,000,000		1,000,000		1,000,000
Option per shares											$ 100
Compensation expense											$ 3,117,000
Extinguishment and fair valued																$ 42,983,742
Deemed dividend resulting from the fair value measurement																$ 39,866,742
Series A Preferred Stock | Mr. Thomas [Member]
Preferred stock share authorized												1,000,000		1,000,000		1,000,000
Series B Preferred Stock
Preferred stock share authorized												3,000,000		3,000,000		3,000,000
Preferred Stock, outstanding												2,588,693		2,588,693		2,588,693
Preferred Stock share price											$ 2.00
Conversion price											$ 2.00
Series D Preferred Stock
Preferred stock share authorized																				100,000,000	100,000,000
Conversion of stock														400,000,000
Preferred Stock, outstanding												25,649		25,649		46,649
Cumulative Annual Dividends rate														6.00%		6.00%
Average market per share														$ 5.00		$ 5.00
Divided rate per share														5.00		5.00
Accrued unpaid dividends rate per shares														$ 5.00		$ 5.00
Percent of converted common stock														75.00%		75.00%
Preferred stock, par value																				$ 0.001	$ 0.001
Purchased of share																$ 233,244
Purchased share																46,649
Series D Preferred Stock | Minimum
Percent of redemption														115.00%		115.00%
Series D Preferred Stock | Maximum
Percent of redemption														140.00%		140.00%
Series D Preferred Stock | CEO [Member]
Purchased of share																$ 183,244
Purchased share																36,649
Series E Preferred Stock
Conversion of stock														117,709
Terms Series E designation shares														2,242,079,238
Accounts payable converted in stock amounts														$ 1,118,254
Accounts payable converted in stock share														223,651
Loss on extinguishment																$ 2,356,794
Cumulative Annual Dividends rate														6.00%		6.00%
Average market per share														$ 5.00		$ 5.00
Divided rate per share														5.00		5.00
Accrued unpaid dividends rate per shares														$ 5.00		$ 5.00
Common stock, par value																			$ 0.001
Accounts payable												$ 2,149,449		$ 2,149,449
Financing arrangements amount																$ 10,987,307
Fair value by third party valuation																$ 6.53
Series E Preferred Stock | Minimum
Percent of redemption														115.00%		115.00%
Series E Preferred Stock | Maximum
Percent of redemption														140.00%		140.00%
Series E Preferred Stock | Noteholder [Member]
Preferred Stock, outstanding																2,043,507
Series C Preferred Stock
Preferred stock share authorized										3,000,000
Preferred Stock share price										$ 2.00
Conversion price										$ 0.15
Convertible notes payable												$ 553,100		$ 553,100		$ 553,100
Series F Preferred Stock
Preferred stock share authorized												3,000,000		3,000,000
Cumulative Annual Dividends rate														2.00%
Average market per share														$ 5.00
Divided rate per share														5.00
Accrued unpaid dividends rate per shares														$ 5.00
Warrants [Member]
Warrants outstanding																129,116,666
Warrant purchase																1,000,000
Warrant common shares																1,000,000
Current market price																70.00%
Common Stock Reservations [Member]
Common stock shares for consideration																20,000,000